Gross Unrealized Gains on Equity Securities (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013
Gain (Loss) on Investments [Line Items]
Gross unrealized gains on shares of KDDI	¥ 435,428	¥ 194,216